Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Detailed Information About Future Aggregate Minimum Payments Under Research And Development Commitments [Abstract]
Summary of Future Aggregate Minimum Payments Under Research and Development Commitments

Commitment for the minimum payments in relation to the non-cancellable service contracts are payable as follows:

	2023	2022
	€	€
Within one year	21,819,000	16,153,000
Later than one year but not later than five years	6,153,000	3,351,000
	27,972,000	19,504,000